Income Taxes - Reconciliation to Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	5.00%	11.90%	7.80%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		3.80%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.10%)	(0.30%)	(0.20%)
Plant basis differences	(5.40%)	(8.60%)	(3.30%)
Production tax credits and other credits	(0.70%)	(0.50%)	(1.90%)
Excess deferred tax amortization	(17.20%)	(29.10%)	(13.40%)
Other	(0.30%)	1.20%	(0.70%)
Effective income tax rate	2.30%	(0.60%)	9.30%
Income taxes	$ 38	$ (7)	$ 153
Commonwealth Edison Co [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	7.80%	11.60%	8.50%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		6.80%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.10%)	(0.30%)	(0.20%)
Plant basis differences	(0.80%)	(0.60%)	0.00%
Production tax credits and other credits	(0.50%)	(0.30%)	(1.20%)
Excess deferred tax amortization	(7.60%)	(11.20%)	(9.70%)
Other	(1.00%)	1.80%	0.80%
Effective income tax rate	18.80%	28.80%	19.20%
Income taxes	$ 172	$ 177	$ 163
PECO Energy Co [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	(1.40%)	(4.50%)	0.00%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	0.00%	0.00%	0.00%
Plant basis differences	(13.60%)	(18.70%)	(7.20%)
Production tax credits and other credits	0.00%	0.00%	0.00%
Excess deferred tax amortization	(3.80%)	(4.60%)	(2.80%)
Other	0.10%	(0.40%)	0.00%
Effective income tax rate	2.30%	(7.20%)	11.00%
Income taxes	$ 12	$ (30)	$ 65
Baltimore Gas and Electric Company [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	(10.80%)	5.50%	6.40%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.10%)	(0.10%)	(0.10%)
Plant basis differences	(1.70%)	(1.50%)	(1.20%)
Production tax credits and other credits	(0.90%)	(0.40%)	(1.30%)
Excess deferred tax amortization	(16.30%)	(13.90%)	(6.80%)
Other	(0.60%)	(0.10%)	0.00%
Effective income tax rate	(9.40%)	10.50%	18.00%
Income taxes	$ (35)	$ 41	$ 79
Pepco Holdings LLC [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	10.10%	5.10%	4.70%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.10%)	(0.20%)	(0.20%)
Plant basis differences	(1.10%)	(1.60%)	(1.20%)
Production tax credits and other credits	(0.50%)	(0.30%)	(0.20%)
Excess deferred tax amortization	(22.40%)	(42.00%)	(17.50%)
Other	0.00%	(0.40%)	0.80%
Effective income tax rate	7.00%	(18.40%)	7.40%
Income taxes	$ 42	$ (77)	$ 38
Potomac Electric Power Company [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	2.70%	4.50%	2.00%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	0.00%	(0.10%)	(0.10%)
Plant basis differences	(1.60%)	(1.70%)	(1.80%)
Production tax credits and other credits	(0.50%)	(0.30%)	(0.10%)
Excess deferred tax amortization	(16.40%)	(25.40%)	(15.10%)
Other	(0.40%)	(0.70%)	0.30%
Effective income tax rate	4.80%	(2.70%)	6.20%
Income taxes	$ 15	$ (7)	$ 16
Delmarva Power & Light Company [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	25.00%	6.60%	6.80%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.20%)	(0.30%)	(0.20%)
Plant basis differences	(0.80%)	(0.40%)	(0.40%)
Production tax credits and other credits	(0.40%)	(0.30%)	0.00%
Excess deferred tax amortization	(20.00%)	(51.70%)	(14.20%)
Other	0.10%	0.10%	0.00%
Effective income tax rate	24.70%	(25.00%)	13.00%
Operating Loss Carryforwards, Valuation Allowance	$ 31
Income taxes	$ 42	$ (25)	$ 22
Atlantic City Electric Company [Member]
Effective Income Tax Rate Reconciliation At Federal Statutory Income Tax Rate [Line Items]
U.S. Federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of Federal income tax benefit	7.40%	7.00%	7.00%
Effective Income Tax Rate Reconciliation, Deferred Prosecution Agreement payments		0.00%
Amortization of investment tax credit, including deferred taxes on basis difference	(0.20%)	(0.50%)	(0.30%)
Plant basis differences	(0.20%)	(3.00%)	(0.70%)
Production tax credits and other credits	(0.50%)	(0.50%)	(0.10%)
Excess deferred tax amortization	(37.10%)	(82.10%)	(27.00%)
Other	(0.20%)	0.40%	0.10%
Effective income tax rate	(9.80%)	(57.70%)	0.00%
Income taxes	$ (13)	$ (41)	$ 0